Cost of Revenue	12 Months Ended
Mar. 31, 2025
Cost of Revenue [Abstract]
COST OF REVENUE

NOTE 16 — COST OF REVENUE

	Year ended March 31,
	2025	2024	2023
	US$	US$	US$
Material – finished goods	15,715,516	14,595,924	14,859,430
Material – tooling	448,823	353,332	210,789
	16,164,339	14,949,256	15,070,219